Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 6:- Property and Equipment

	December 31,
	2021	2020
Cost:
Equipment	$1,791	$763
Leasehold improvement	242	168
Office furniture and equipment	97	76

	2,130	1,007

Accumulated depreciation	965	623

Property and equipment, net	$1,165	$384

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $342, $228 and $237, respectively.